Schedule of Investments

February 28, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities– 97.97%
Diversified–17.70%
Enterprise Products Partners L.P.	4,012,958	$97,996,434
TC Energy Corp.(a)	1,000	53,710
Williams Cos., Inc.	1,278,442	39,989,666
		138,039,810

Gathering & Processing–46.57%
DCP Midstream L.P.	748,131	24,748,173
Equitrans Midstream Corp.	586,498	3,759,450
Hess Midstream L.P., Class A	502,998	16,075,816
MPLX L.P.	3,137,469	102,846,234
Targa Resources Corp.	1,595,323	104,286,265
Western Midstream Partners L.P.	4,274,291	111,302,535
		363,018,473

Natural Gas Pipeline Transportation–13.58%
Energy Transfer L.P.	10,439,473	105,856,260

Other Energy–3.23%
Sunoco L.P.	91,111	3,931,440
USA Compression Partners L.P.	436,670	7,654,825
Westlake Chemical Partners L.P.	516,156	13,580,064
		25,166,329

Petroleum Pipeline Transportation–16.89%
Holly Energy Partners L.P.	680,417	11,308,531
Magellan Midstream Partners L.P.	1,270,172	61,628,745
Phillips 66 Partners L.P.	1,000	42,170
Plains All American Pipeline L.P.	4,477,569	47,327,904
Plains GP Holdings L.P., Class A	1,004,599	11,362,015
		131,669,365

	Shares	Value
Money Market Funds–1.04%
Fidelity Treasury Portfolio, Institutional Class, 0.01% (Cost $8,065,096)(b)	8,065,096	$8,065,096
TOTAL INVESTMENTS IN SECURITIES–99.01% (Cost $489,034,227)		771,815,333
OTHER ASSETS LESS LIABILITIES–0.99%		7,726,812
NET ASSETS–100%		$779,542,145

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments (Continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–127.61%
Diversified–23.08%
Enterprise Products Partners L.P.(a)	1,143,694	$27,929,007
TC Energy Corp.(b)	100	5,371
Williams Cos., Inc.(a)	364,063	11,387,891
		39,322,269

Gathering & Processing–60.70%
DCP Midstream L.P.	212,442	7,027,581
Equitrans Midstream Corp.(a)	165,370	1,060,023
Hess Midstream L.P., Class A(a)	143,213	4,577,087
MPLX L.P.(a)	892,927	29,270,147
Targa Resources Corp.(a)	455,448	29,772,636
Western Midstream Partners L.P.(a)	1,217,774	31,710,838
		103,418,312

Natural Gas Pipeline Transportation–17.70%
Energy Transfer L.P.(a)	2,973,260	30,148,849

Other Energy–4.12%
Sunoco L.P.(a)	25,941	1,119,354
USA Compression Partners L.P.(a)	124,328	2,179,470
Westlake Chemical Partners L.P.(a)	141,608	3,725,706
		7,024,530

	Units	Value
Petroleum Pipeline Transportation–22.01%
Holly Energy Partners L.P.(a)	193,727	$3,219,743
Magellan Midstream Partners L.P.(a)	362,129	17,570,499
Phillips 66 Partners L.P.	100	4,217
Plains All American Pipeline L.P.(a)	1,273,663	13,462,618
Plains GP Holdings L.P., Class A(a)	286,029	3,234,988
		37,492,065
TOTAL INVESTMENTS IN SECURITIES–127.61% (Cost $151,736,494)		217,406,025
OTHER ASSETS LESS LIABILITIES–1.15%		1,957,442
BORROWINGS–(28.76)%		(49,000,000)
NET ASSETS–100%		$170,363,467

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments (Continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

As of February 28, 2022, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $122,748,870 as of February 28, 2022. The loan agreement requires continuous collateral whether the loan has a balance or not.

(b)	Foreign security denominated in U.S. dollars.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–96.46%
Gathering & Processing–34.69%
Antero Midstream Corp.	20,794,063	$208,772,392
Crestwood Equity Partners L.P.	50,000	1,538,500
EnLink Midstream LLC(a)	26,364,430	234,643,427
Evolve Transition Infrastucture L.P.(b)	1,747,546	1,060,760
MPLX L.P.	11,289,596	370,072,957
Summit Midstream Partners L.P.(a)(b)	738,629	11,581,703
Western Midstream Partners L.P.	5,353,090	139,394,464
		967,064,203

Natural Gas Pipeline Transportation–12.99%
Energy Transfer L.P.	35,710,950	362,109,037

Other Energy–25.08%
Arko Corp.(b)	1,626,925	13,584,824
CrossAmerica Partners L.P.(a)	3,248,183	65,385,924
GasLog Partners L.P.(c)	1,182,738	4,293,339
Global Partners L.P.(a)	3,558,735	94,448,827
Hoegh LNG Partners L.P.(c)	481,070	2,140,761
KNOT Offshore Partners L.P.(a)(c)	1,776,804	28,002,431
Suburban Propane Partners L.P.	995,601	14,864,323
Sunoco L.P.(a)	5,671,543	244,727,080
USA Compression Partners L.P.(a)	12,026,468	210,823,984
Westlake Chemical Partners L.P.	800,000	21,048,000
		699,319,493

	Units	Value
Petroleum Pipeline Transportation–22.61%
Delek Logistics Partners L.P.	1,765,642	$74,863,221
Genesis Energy L.P.(a)	7,945,932	94,953,887
Magellan Midstream Partners L.P.	4,009,387	194,535,457
NGL Energy Partners L.P.(a)(b)	12,412,037	26,810,000
NuStar Energy L.P.(a)	10,293,026	164,276,695
PBF Logistics L.P.	2,579,653	34,489,961
Phillips 66 Partners L.P.	1,000	42,170
Plains All American Pipeline L.P.	2,100,000	22,197,000
Shell Midstream Partners LP	1,300,000	18,187,000
		630,355,391

Terminalling & Storage–1.09%
Blueknight Energy Partners L.P.(a)	2,126,752	7,273,492
Martin Midstream Partners L.P.(a)	7,026,434	23,116,968
		30,390,460
Total Master Limited Partnerships And Related Entities (Cost $2,068,386,088)		2,689,238,584

Preferred Master Limited Partnerships And Related Entities–0.48%
Other Energy–0.10%
Global Partners L.P., 9.50%(a)(d)	100,000	2,670,000

Terminalling & Storage–0.38%
Altera Infrastructure L.P., 7.25%(c)(d)	588,440	3,889,589
Blueknight Energy Partners LP, 11.00%(a)(d)(e)	794,917	6,740,896
		10,630,485
Total Preferred Master Limited Partnerships And Related Entities (Cost $12,136,273)		13,300,485

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments (Continued)

February 28, 2022

(Unaudited)

	Shares	Value

Money Market Funds–3.26%
Fidelity Treasury Portfolio, Institutional Class, 0.01% (Cost $90,871,551)(f)	90,871,551	$90,871,551
TOTAL INVESTMENTS IN SECURITIES–100.20% (Cost $2,171,393,912)		2,793,410,620
OTHER ASSETS LESS LIABILITIES–(0.20)%		(5,563,140)
NET ASSETS–100%		$2,787,847,480

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments (Continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2022, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

							Dividends and Distributions
	Value November 30, 2021	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Blueknight Energy Partners L.P.	$6,975,746	$—	$—	$297,746	$—	$7,273,492	$—	$90,387	$—
CrossAmerica Partners L.P.	64,541,396	—	—	2,549,824	—	65,385,924	(1,705,296)	—	—
EnLink Midstream LLC	179,444,439	—	(9,582,231)	68,966,485	(1,106,768)	234,643,427	(3,078,498)	—	—
Genesis Energy L.P.	80,174,454	—	—	14,884,433	—	94,953,887	(105,000)	1,086,890	—
Global Partners L.P.	80,996,809	—	—	15,533,878	—	94,448,827	(2,081,860)	—	—
KNOT Offshore Partners L.P.	27,895,823	—	—	672,982	—	28,002,431	(566,374)	—	357,564
Martin Midstream Partners L.P.	19,392,958	—	—	3,755,182	—	23,116,968	(31,172)	3,960	—
NGL Energy Partners L.P.	25,320,555	—	—	1,489,445	—	26,810,000	—	—	—
NuStar Energy L.P.	131,681,998	14,058,337	—	22,282,183	—	164,276,695	(3,745,823)	331,388	—
Summit Midstream Partners L.P.	22,070,250	—	—	(10,488,368)	(179)	11,581,703	—	—	—
Sunoco L.P.	231,167,036	—	(15,694,339)	22,469,148	10,455,465	244,727,080	(3,670,230)	1,094,180	—
USA Compression Partners L.P.	172,261,815	5,031,161	—	37,616,584	—	210,823,984	(4,085,576)	2,228,320	—
Preferred MLP Investments and Related Entities
Blueknight Energy Partners L.P.	6,605,760	—	—	277,228	—	6,740,896	(142,092)	—	—
Global Partners L.P.	2,687,000	—	—	(17,000)	—	2,670,000	—	—	59,375
	$1,051,216,039	$19,089,498	$(25,276,570)	$180,289,750	$9,348,518	$1,215,455,314	$(19,211,921)	$4,835,125	$416,939

(b)	Non-income producing.
(c)	Foreign security denominated in U.S. dollars.
(d)	Perpetual security. Maturity date is not applicable.
(e)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as (Referenced Rate + Basis-point spread).

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–97.21%
Diversified–9.44%
Chevron Corp.	139	$20,016
Enterprise Products Partners L.P.	3,574,761	87,295,664
TC Energy Corp.(a)	1,000	53,710
Williams Cos., Inc.	2,765,311	86,498,928
		173,868,318

Gathering & Processing–34.34%
Antero Midstream Corp.	7,708,017	77,388,491
Archrock, Inc.	6,979,561	58,279,334
Crestwood Equity Partners L.P.	151,000	4,646,270
DCP Midstream L.P.	392,978	12,999,712
EnLink Midstream LLC	10,682,715	95,076,164
Equitrans Midstream Corp.	2,920,694	18,721,647
Hess Midstream L.P., Class A	1,450,099	46,345,164
MPLX L.P.	3,950,168	129,486,507
Summit Midstream Partners L.P.(b)	175,441	2,750,923
Targa Resources Corp.	1,476,763	96,535,997
Western Midstream Partners L.P.	3,482,317	90,679,544
		632,909,753

	Units	Value
Natural Gas Pipeline Transportation–7.02%
Energy Transfer L.P.	12,762,434	$129,411,083

Other Energy–24.13%
Arko Corp.(b)	2,169,234	18,113,104
CrossAmerica Partners L.P.(c)	2,514,660	50,620,106
CSI Compressco L.P.(c)(d)	10,731,105	15,130,858
GasLog Partners L.P.(a)	1,182,985	4,294,235
Global Partners L.P.(c)	2,242,644	59,519,772
Suburban Propane Partners L.P.	975,144	14,558,900
Sunoco L.P.	1,949,119	84,104,485
USA Compression Partners L.P.	4,780,689	83,805,478
Westlake Chemical Partners L.P.(c)	4,350,768	114,468,706
		444,615,644

Petroleum Pipeline Transportation–21.97%
Delek Logistics Partners L.P.	143,200	6,071,680
Genesis Energy L.P.(c)	6,243,966	74,615,394
Holly Energy Partners L.P.	2,324,219	38,628,520
Magellan Midstream Partners L.P.	1,850,575	89,789,899
NGL Energy Partners L.P.(b)(c)	7,304,972	15,778,739
NuStar Energy L.P.	5,069,707	80,912,524
PBF Logistics L.P.	920,761	12,310,574
Phillips 66 Partners L.P.	1,000	42,170
Plains All American Pipeline L.P.	8,211,000	86,790,270
Plains GP Holdings L.P., Class A	1,000	11,310
		404,951,080

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Schedule of Investments (Continued)

February 28, 2022

(Unaudited)

	Units	Value
Production & Mining–0.28%
Alliance Resource Partners L.P.	386,938	$5,076,627

Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	190,345	626,235
Total Master Limited Partnerships And Related Entities (Cost $1,542,351,403)		1,791,458,740

Preferred Master Limited Partnerships And Related Entities–0.96%
Other Energy–0.96%
Global Partners L.P., 9.50%(c)(e)	100,000	2,670,000
Global Partners L.P., 9.75% (3 mo. USD LIBOR + 6.77%)(c)(e)(f)	574,954	15,060,920
Total Preferred Master Limited Partnerships And Related Entities (Cost $16,873,850)		17,730,920

	Shares
Money Market Funds–1.80%
Fidelity Treasury Portfolio, Institutional Class, 0.01% (Cost $33,227,327)(g)	33,227,327	33,227,327
TOTAL INVESTMENTS IN SECURITIES–99.97% (Cost $1,592,452,580)		1,842,416,987
OTHER ASSETS LESS LIABILITIES–0.03%		469,477
NET ASSETS–100%		$1,842,886,464

Investment Abbreviations:

LIBOR – London Interbank Offered Rate

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Schedule of Investments (Continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	Non-income producing.
(c)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2022, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

							Dividends and Distributions
	Value November 30, 2021	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$49,966,294	—	—	1,974,009	—	50,620,106	$(1,320,197)	$—	$—
CSI Compressco L.P.[i]	6,262,416	7,500,000	—	1,368,442	—	15,130,858	—	51,756	—
Genesis Energy L.P.	63,001,617	—	—	12,223,064	—	74,615,394	(609,287)	327,308	—
Global Partners L.P.	51,042,578	—	—	9,789,141	—	59,519,772	(1,311,947)	—	—
NGL Energy Partners L.P.	14,902,143	—	—	876,596	—	15,778,739	—	—	—
Westlake Chemical Partners	100,720,279	—	—	15,799,379	—	114,468,706	(2,050,952)	—	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred	14,943,055	—	—	117,865	—	15,060,920	—	—	350,363
Global Partners L.P.—Preferred	2,687,000	—	—	(17,000)	—	2,670,000	—	—	59,375
	$303,525,382	$7,500,000	$—	$42,131,496	$—	$347,864,495	(5,292,383)	$379,064	$409,738
i.	CSI Compressco L.P. Pipe restricted shares converted into CSI Compressco L.P. common shares on February 28, 2022.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.

(e)	Perpetual security. Maturity date is not applicable.
(f)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as (Referenced Rate + Basis-point spread).

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Notes to Quarterly Schedule of Portfolio Holdings

February 28, 2022

(Unaudited)

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1 - Prices are determined using quoted prices in an active market for identical assets.

2)

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

3)

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in Invesco SteelPath MLP Alpha Fund, Invesco SteelPath MLP Alpha Plus Fund, Invesco SteelPath MLP Income Fund and Invesco SteelPath MLP Select 40 Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.